Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Number of Shares Held by the Trust

As of December 31, 2021 and 2020, the changes in the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2021	2020	2021	2020
Beginning balance	3,414,900	2,249,665	1,360,158	752,847
Shares acquired by the administrative trust to employees	2,221,136	2,445,983	921,125	985,535
Shares released from administrative trust to employees upon vesting	(1,963,450)	(1,280,748)	(580,209)	(378,224)
Ending balance	3,672,586	3,414,900	1,701,074	1,360,158